Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 2,443	$ 2,533	$ 7,456	$ 8,059
Employee benefits	201	183	671	787
Payroll taxes	182	183	570	547
Severance				60
Share-based expense	70	178	392	1,298
Total employee benefits expense	$ 2,896	$ 3,077	$ 9,089	$ 10,751